Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Mudrick Capital Acquisition Corp
Entity Central Index Key	0001718405
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true